Document And Entity Information	Sep. 25, 2024
Document Information Line Items
Entity Registrant Name	America Great Health
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001098009
Document Period End Date	Sep. 25, 2024
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	WY
Entity File Number	0-27873
Entity Tax Identification Number	98-0178621
Entity Address, Address Line One	1609 W Valley Blvd., #338,
Entity Address, City or Town	Alhambra
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91803
City Area Code	(626)
Local Phone Number	576-1299
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	N/A
No Trading Symbol Flag	true